Liquidity and Going Concern (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Liquidity and Going Concern (Textual)
Cash	$ 583,196	$ 1,005,831	$ 33,009
Marketable securities held in Trust Account	305,037,224
Working capital	$ 274,690